Received SEC

AUG 18 2015

Washington, DC 20549

Nasdaq

Arnold Golub
Vice President
Listing Qualifications

CENTINAS
001-36311

15008048

By Electronic Mail

August 18, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on August 18, 2015, The Nasdaq Stock Market (the "Exchange") received from National General Holdings Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

National General Holdings Corp.
7.625% Subordinated Notes due 2055

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of the registration, and we hereby join in such request.

Sincerely,